SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.  3                                      [X]
         Post-Effective Amendment No. __                                     [ ]

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940                      [X]

         Amendment No. 3                                                     [ ]

                          File Nos. 333-20637; 811-8035


AFBA FIVE STAR FUND, INC.
         (Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, Suite G-15, Kansas City, MO 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 471-5200

Larry D. Armel, AFBA Five Star Fund, Inc.
2440 Pershing Road, Suite G-15, Kansas City, MO 64108
(Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


                 Please address inquiries and communications to:

                               John G. Dyer, Esq.
                              Jones & Babson, Inc.
                         2440 Pershing Road, Suite G-15
                              Kansas City, MO 64108
                            Telephone: (816) 471-5200

                   and a carbon copy of all communications to:

                              Mark H. Plafker, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                            Telephone: (215) 564-8000


     Registrant hereby elects to register an indefinite number of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.





                                                           Total Pages 15
                                                           Exhibit Index Page 14

                            AFBA FIVE STAR FUND, INC.

                              CROSS REFERENCE SHEET

Form N-1A Item Number                                            Location in Prospectus

Part A

Item 1.  Cover Page..............................................Cover Page

Item 2.  Synopsis................................................Not Applicable

Item 3.  Condensed Financial Information.........................Per Share Capital and Income
                                                                 Changes

Item 4.  General Description of Registrant.......................Investment Objective and Portfolio
                                                                 Management Policy

Item 5.  Management of the Fund..................................Officers and Directors;
                                                                 Management and Investment
                                                                 Counsel

Item 6.  Capital Stock and Other Securities......................How to Purchase Shares; How to
                                                                 Redeem Shares; How Share Price
                                                                 is Determined; General
                                                                 Information and History;
                                                                 Dividends, Distributions and
                                                                 Their Taxation

Item 7.  Purchase of Securities..................................Cover Page; How to Purchase
         being Offered                                           Shares;
                                                                 Shareholder Services

Item 8.  Redemption or Repurchase................................How to Redeem Shares

Item 9.  Pending Legal Proceedings...............................Not Applicable



Form N-1A Item Number                                            Location in Statement
                                                                 of Additional
                                                                 Information

Part B

Item 10. Cover Page..............................................Cover Page

Item 11. Table of Contents.......................................Cover Page

Item 12. General Information and History.........................Investment Objectives and
                                                                 Policies; Management and
                                                                 Investment Counsel

Item 13. Investment Objectives and Policies......................Investment Objectives and
                                                                 Policies; Investment Restrictions


                                       -2-

Item 14. Management of the Fund..................................Management and Investment
                                                                 Counsel

Item 15. Control Persons and Principal...........................Management and Investment
         Holders of Securities                                   Counsel; Officers and Directors

Item 16. Investment Advisory and Other...........................Management and Investment
         Services                                                Counsel

Item 17. Brokerage Allocation....................................Portfolio Transactions

Item 18. Capital Stock and Other Securities......................General Information and History
                                                                 (Prospectus); Financial Statements

Item 19. Purchase, Redemption and Pricing........................How Share Purchases are
         of Securities Being Offered                             Handled; Redemption of Shares;
                                                                 Financial Statements

Item 20. Tax Status..............................................Dividends, Distributions and
                                                                 Their Taxation (Prospectus)

Item 21. Underwriters............................................How the Fund's Shares are
                                                                 Distributed

Item 22. Calculation of Yield Quotations.........................Not Applicable
         of Money Market Fund


Item 23. Financial Statements....................................Financial Statements

                            AFBA FIVE STAR FUND, INC.

                                     PART A

                                   Prospectus

                   Incorporated by Reference to pre-effective
               amendment #2 to N-1A File Nos. 333-20637; 811-8035
                    filed with the Commission on May 23, 1997

                           AFBA FIVE START FUND, INC.

                                     PART B

                       Statement of Additional Information

             Incorporated by Reference to pre-effective amendment #2
              to N-1A File Nos. 333-20637; 811-8035 filed with the
                           Commission on May 23, 1997

                         Report of Independent Auditors


The Shareholders and Board of Directors
AFBA Five Star Fund, Inc.

We have audited the accompanying statements of net assets of AFBA Five Star Fund, Inc. (comprised of the following series: Five Star Balanced Fund, Five Star Equity Fund, Five Star USA Global Fund and Five Star High Yield Fund) (collectively referred to herein as the Company) as of May 16, 1997. These statements of net assets are the responsibility of the Company's management. Our responsibility is to express an opinion on these statements of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of net assets are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of net assets. Our procedures included confirmation of cash as of May 16, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statements of net assets presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of net assets referred to above present fairly, in all material respects, the financial position of the Company at May 16, 1997, in conformity with generally accepted accounting principles.



                                                               Ernst & Young LLP



Kansas City, Missouri
May 16, 1997

                            AFBA Five Star Fund, Inc.

                            Statements of Net Assets

                                  May 16, 1997


                                                      Five Star         Five Star        Five Star         Five Star
                                                      Balanced           Equity         USA Global        High Yield
                                                 ------------------------------------------------------------------------
Assets
Cash                                                  $100,000          $100,000          $100,000         $100,000

                                                 ------------------------------------------------------------------------
Net assets applicable to outstanding
shares                                                $100,000          $100,000          $100,000         $100,000

                                                 ========================================================================
Capital shares, $1.00 par value
Authorized                                         $10,000,000       $10,000,000       $10,000,000      $10,000,000

                                                 ========================================================================
Outstanding
                                                        10,000            10,000            10,000           10,000
                                                 ========================================================================
Net asset value par share
                                                  $      10.00      $      10.00      $      10.00     $      10.00
                                                 ========================================================================


Note - Significant Accounting Policies:

Organization - AFBA Five Star Fund, Inc. (the Company) was organized as a Maryland corporation on January 9, 1997 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the following series: Five Star Balanced Fund, Five Star Equity Fund, Five Star USA Global Fund and Five Star High Yield Fund. Shares outstanding for each series on May 16, 1997 were issued to AFBA Investment Management Company, the Company's investment manager (Manager). The costs of organization will be paid by the Manager and Jones & Babson, Inc., the Company's administrator and distributor.

Management Fees - the Manager will charge each series a fee based on an annual rate of one percent (1.00%) of average daily net assets of the particular series from which the Manager pays Kornitzer Capital Management, Inc., which serves as investment counsel, (the Adviser) a fee of one-third of one percent (0.33%) of average daily net assets and Jones & Babson an administrative services fee of one-third of one percent (0.33%) of average daily net assets. The Manager of Jones & Babson will pay all other operating expenses of the series except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Company and the shares of its series and the cost of qualifying the series' shares for sale in any jurisdiction. Certain officers and directors of the Company are also officers or directors or both of the Manager, Jones & Babson or the Adviser.

                                     PART C

                                OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               Included in Part B

          (b)  (1)  (a)  Registrant's Articles of Incorporation*

                    (b)  Articles Supplementary*

               (2)  Form of Registrant's By-laws*

               (3)  Not applicable, because there is no voting trust agreement.

               (4) Specimen copy of each security to be issued by the registrant.*

               (5)  (a)  Form of Management Agreement between AFBA Investment*
                         Management Company and the Registrant

                    (b) Form of Investment Counsel Agreement between AFBA* Investment Management Company and Kornitzer Capital Management, Inc.

               (6) Form of principal Underwriting Agreement between Jones & Babson,* Inc. and the Registrant

               (7) Not applicable, because there are no pension, bonus or other agreement for the benefit of directors and officers.

               (8) Form of Custodian Agreement between Registrant and UMB Bank,* n.a.

               (9) Form of Transfer Agency Agreement between AFBA Investment* Management Company and Jones & Babson, Inc.

               (10) Opinion and consent of counsel as to the legality of the
                    Registrant's securities being registered.* (To be filed annually with Rule 24f-2 notice.)

               (11) (a) Powers of Attorney*

                    (b)  Auditors Consent

               (12) Not applicable.

               (13) Form of letter from contributors of initial capital to the
                    Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.*

               (14) Not applicable.

               (15) Not applicable.

               (16) Schedule for computation of performance quotations. (To be supplied by further amendment.)

*  Incorporated by reference to Registrant's Registration on N-1A.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE REGISTRANT.

               NONE

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

          The number of record holders of each series of securities of the Registrant as of May 23, 1997, is as follows:




                       (1)
                  Title of Class
                  Common Stock                                (2)
                  $1.00 par value                  Number of Record Holders

                  AFBA Five Star Balanced Fund                one
                  AFBA Five Star Equity Fund                  one
                  AFBA Five Star USA Global Fund              one
                  AFBA Five Star High Yield Fund              one





Item 27.  INDEMNIFICATION.

          Under the terms of the Maryland General Corporation Law and the Company's Bylaws, the Company shall indemnify any person who was or is a director, officer or employee of the Company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made:

          (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

          (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

          No indemnification will be provided by the Company to any director or officer of the Company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

          AFBA Investment Management Company is a wholly-owned subsidiary of Armed Forces Benefit Services, Inc. ("AFBSI"), which serves as investment manager to the Registrant. AFBSI is a for-profit services entity which is wholly-owned by Armed Forces Benefit Association, a voluntary employee benefit association.

          The principal business of Kornitzer Capital Management, Inc. is to provide investment counsel and advice to a wide variety of clients. Kornitzer Capital Management, Inc. has $1.2 billion under management.

          The information required by this Item 28 with respect to each director, officer, or partner of the Manager and the Investment Adviser of the Registrant is incorporated by reference to the Form ADV, as filed and amended, by the Manager and Investment Adviser, respectively, with the SEC:

                    AFBA Investment Management Company
                    SEC File No. 801-54247

                    Kornitzer Capital Management, Inc.
                    SEC File No. 801-34933

Item 29.  PRINCIPAL UNDERWRITERS.

          (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc, Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Equity Fund, Inc. and Buffalo USA Global Fund, Inc.

          (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal            Position and Offices         Positions and Offices
 Business Address               with Underwriter              with Registrant

Stephen S. Soden              Chairman and Director         None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Name and Principal            Position and Offices         Positions and Offices
 Business Address               with Underwriter              with Registrant

Larry D. Armel                President and Director        Director
2440 Pershing Road, G-15
Kansas City, MO 64108

Giorgio Balzer                Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Robert T. Rakich              Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Edward S. Ritter              Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Robert N. Sawyer              Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141


Vernon W. Voorhees            Director                      None
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

P. Bradley Adams              Vice President and            Vice President and
2440 Pershing Road, G-15      Treasurer                     Chief Financial
Kansas City, MO  64108                                      Officer

Michael A. Brummel            Vice President                None
Three Crown Center
2440 Pershing Road, G-15
Kansas City, MO  64108

Martin A. Cramer              Vice President and            Secretary
Three Crown Center            Secretary
2440 Pershing Road, G-15
Kansas City, MO  64108

          (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal Underwriting Agreement.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

          Each account, book or other document required to be maintained by
          Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, Suite G-15, Kansas City, Missouri 64108.

Item 31.  MANAGEMENT SERVICES

          All management services are covered in the Management Agreement between the Registrant and AFBA Investment Management Company which are discussed in Parts A and B.

Item 32.  UNDERTAKINGS

          Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

          Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders.

          Insofar as indemnification for liability arising under the Securities Act of 1993 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Alexandria, and State of Virginia on the 29th day of May, 1997.

                                    AFBA FIVE STAR FUND, INC.
                                    (Registrant)


                                    By /s/John A. Johnson
                                       John A. Johnson, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/John A. Johnson            President, Principal Executive        May 29, 1997
John A. Johnson               Officer, and Director


/s/C.C. Blanton               Director                              May 29, 1997
C.C. Blanton


/s/Monroe W. Hatch, Jr.*      Director                              May 29, 1997
Monroe W. Hatch, Jr.


/s/Louis C. Wagner, Jr.*      Director                              May 29, 1997
Louis C. Wagner, Jr.


/s/Henry J. Sechler*          Director                              May 29, 1997
Henry J. Sechler


/s/John C. Kornitzer*         Director                              May 29, 1997
John C. Kornitzer


/s/Larry Armel                Director                              May 29, 1997
Larry Armel


/s/P. Bradley Adams           Vice President and Principal          May 29, 1997
P. Bradley Adams              Financial and Accounting
                              Officer


                                             *Signed pursuant to Power of
                                             Attorney

                                             By /s/C.C. Blanton
                                                C.C. Blanton
                                                Attorney-in-Fact

                                  EXHIBIT INDEX


Item 24.(b)                                                             Page

         (11)(b)  Auditors Consent                                       15